UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-10085
                                                     ---------

                   Hillman Capital Management Investment Trust
                   -------------------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices)              (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


         Registrant's telephone number, including area code: 252-972-9922
                                                             ------------

                      Date of fiscal year end: September 30
                                               ------------


                    Date of reporting period: March 31, 2005
                                              --------------

Item 1.  REPORTS TO STOCKHOLDERS.


Semi-Annual Report 2005









                                                              Total Return Fund
                                                         Aggressive Equity Fund

                                                                 March 31, 2005
                                                                    (Unaudited)






[Company logo here]
HILLMAN
capital management















This report and the financial statements contained herein are submitted for the general information of the shareholders of the Hillman Capital Management Funds ("Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863.

--------------------------------------------------------------------------------
Investments in the Hillman Capital Management Funds ("Funds") are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting its investment objective. Investment in the Funds is also subject to the following risks: market risk, investment advisor risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, short sales risk, management style risk, non-diversified fund risk, and sector focus risk. More information about these risks and other risks can be found in the Funds' prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Semi-Annual Report was first distributed to shareholders on or about May 28, 2005.


For More Information on Your Hillman Capital Management (Hillman) Mutual Funds:

       See Our Web site @ www.hillmancapital.com
                or
       Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Fund Expenses
--------------------------------------------------------------------------------


As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


                                                              Beginning                 Ending
The Hillman Total Return Fund                               Account Value            Account Value           Expenses Paid
Expense Example                                            October 1, 2004          March 31, 2005          During Period*
-------------------------------------------------------------------------------------------------------------------------------
Actual                                                        $1,000.00                $1,060.40                 $8.99
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                      $1,000.00                $1,016.21                 $8.80
-------------------------------------------------------------------------------------------------------------------------------

                                                              Beginning                 Ending
The Hillman Aggressive Equity Fund                          Account Value            Account Value           Expenses Paid
Expense Example                                            October 1, 2004          March 31, 2005          During Period*
-------------------------------------------------------------------------------------------------------------------------------
Actual                                                        $1,000.00                $1,121.70                 $9.26
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                      $1,000.00                $1,016.21                 $8.80
-------------------------------------------------------------------------------------------------------------------------------


  *  Expenses are equal to the Funds'  annualized  expense  ratio 1.75%  multiplied  by the average  account  value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual  period).  Fund
     Expenses

THE HILLMAN TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of March 31, 2005

---------------------------------------------------------------------------------------------------------------------------------
                                   Shares or    Market Value                                       Shares or         Market Value
                                   Principal      (Note 1)                                         Principal           (Note 1)
--------------------------------------------------------------- -----------------------------------------------------------------

COMMON STOCKS - 78.36%                                            Healthcare - Services - 5.11%
                                                                     Aetna Inc.                         8,000        $    599,600
Aerospace / Defense - 3.57%                                       *  Laboratory Corp. of
     Goodrich Corporation           8,300      $    317,807             America Holdings                6,900             332,580
     The Boeing Corporation         5,700           333,222                                                          ------------
                                               ------------                                                               932,180
                                                    651,029                                                          ------------
                                               ------------       Home Builders - 1.92%
Apparel - 1.69%                                                      D.R. Horton, Inc.                 12,000             350,880
     Nike, Inc.                     3,700           308,247                                                          ------------
                                               ------------
                                                                  Media - 3.14%
Biotechnology - 1.82%                                             *  Time Warner Inc.                  15,000             263,250
*    Amgen, Inc.                    5,700           331,797          Walt Disney Company               10,800             310,284
                                               ------------                                                          ------------
                                                                                                                          573,534
Chemicals - 1.49%                                                                                                    ------------
     El Du Pont de Nemours & Co.    5,300           271,572       Miscellaneous Manufacturing - 3.20%
                                               ------------          3M Co.                             3,400             291,346
                                                                     General Electric Company           8,100             292,086
Commercial Services - 1.67%                                                                                          ------------
     Cendant Corp.                 14,800           303,992                                                               583,432
                                               ------------                                                          ------------
                                                                  Pharmaceuticals - 3.72%
Computers - 3.42%                                                    Merck & Co. Inc.                  11,000             356,070
*    EMC Corp.                     19,100           235,312          Pfizer Inc.                       12,300             323,121
     Hewlett-Packard Company       17,700           388,338                                                          ------------
                                               ------------                                                               679,191
                                                    623,650                                                          ------------
                                               ------------       Real Estate Investment Trust - 8.88%
Electric - 3.04%                                                     Apartment Investment &
     American Electric Power                                            Management Company              9,200             342,240
        Company Inc.                8,600           292,916          Correctional Properties Trust      9,400             237,350
     The Southern Company           8,200           261,006          Equity Office Properties Trust    10,900             328,417
                                               ------------          Equity Residential                10,300             331,763
                                                    553,922          Host Marriott Corporation         23,000             380,880
                                               ------------                                                          ------------
Financial Services - 2.85%                                                                                              1,620,650
     Allied Capital Corporation    19,900           519,390                                                          ------------
                                               ------------       Retail - 11.00%
                                                                  *  Brinker International, Inc.        6,100             264,406
Food - 6.01%                                                         Home Depot, Inc.                   8,600             233,264
     Campbell Soup Company          8,600           249,572          McDonald's Corporation             7,300             267,804
     HJ Heinz Company               6,900           254,196          Outback Steakhouse, Inc.          10,300             334,267
     Kellogg Company                5,900           255,293          Staples, Inc.                      6,500             323,729
     Whole Foods Market Inc.        3,300           337,029          Wal-Mart Stores, Inc.              6,600             325,715
                                               ------------          Wendy's International, Inc.       14,000             257,664
                                                  1,096,090                                                          ------------
                                               ------------                                                             2,006,849
Hand / Machine Tools - 2.08%                                                                                         ------------
     Black & Decker Corporation     4,800           379,152       Semiconductors - 1.95%
                                               ------------          Texas Instruments
                                                                         Incorporated                  14,000             356,860
Healthcare - Products - 1.84%                                                                                        ------------
     Johnson & Johnson              5,000           335,800
                                               ------------       Software - 1.59%
                                                                     Microsoft Corporation             12,000             290,040
                                                                                                                     ------------


                                                                                                                        (Continued)

THE HILLMAN TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of March 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                      Shares or       Market Value                                     Shares or     Market Value
                                      Principal         (Note 1)                                       Principal       (Note 1)
-----------------------------------------------------------------  ----------------------------------------------------------------

COMMON STOCKS - (Continued)                                        Total Investments (Cost $15,539,143) - 99.67%    $ 18,183,001
                                                                   Other Assets Less Liabilities - 0.33%                  60,402
Telecommunications - 6.67%                                                                                          ------------
*    Corning Incorporated                   37,400   $    416,262
     Motorola, Inc.                         18,500        276,945  Net Assets - 100.00%                             $ 18,243,403
     SBC Communications Inc.                11,200        265,328                                                   ============
     Verizon Communications Inc.             7,300        259,150
                                                     ------------   * Non-income producing investment.
                                                        1,217,685
                                                     ------------  (B) Restricted  security - A restricted  security  cannot be
Transportation - 1.70%                                             resold to the  general  public  without  prior  registration
     FedEx Corp.                             3,300        310,035  under the Securities Act of 1933.  Restricted securities are
                                                     ------------  valued according to the guidelines and procedures adopted by the Board of  Trustees.  The Fund  currently  holds  821,463
Total Common Stocks (Cost $11,591,484)                 14,295,977  shares of Pamlico Enhanced Cash Trust at a cost of $821,463.
                                                     ------------  The sale of this investment has been restricted and has been valued in  accordance  with the  guidelines  adopted  by the
MONEY MARKET FUNDS - 6.90%                                         Board of Trustees.  The total fair value of this security at
     Evergreen Institutional Treasury                              March 31, 2005 is $821,463,  which  represents  4.50% of net
        Money Market Fund                  437,369        437,369  assets.
     Merrimac Cash Series Trust            821,463        821,463

Total Money Market Funds (Cost $1,258,832)              1,258,832
                                                     ------------

PRIVATE INVESTMENT COMPANY - 4.50%
 (B) Pamlico Enhanced Cash Trust           821,463        821,463
      (Cost $821,463)                                ------------


CORPORATE BONDS - 6.99%
     DaimlerChrysler NA Holding Corp.
        8.50%, 01/18/2031                $ 140,000        168,931
     Ford Motor Credit Co.
        6.875%, 02/01/2006                 420,000        425,711
     General Motors Acceptance Corp.
        7.50%, 07/15/2005                  200,000        201,605
     Merrill Lynch & Co Inc.
        0.00%, 03/20/2028                   40,000          8,347
     Toys R US Inc.
        7.625%, 08/2011                    500,000        470,000

Total Corporate Bonds (Cost $1,318,529)                 1,274,594
                                                     ------------

U.S. GOVERNMENT OBLIGATIONS - 2.92%
     United States Treasury Note
        6.875%, 05/15/2006                $ 50,000   $     51,822
     United States Treasury Note
        2.625%, 05/15/2008                 500,000        480,313

Total U.S. Government Obligations
     (Cost $548,835)                                      532,135
                                                     ------------
                                                                                                                        (Continued)

THE HILLMAN TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of March 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------

Summary of Investments by Industry
                                          % of Net
Industry                                   Assets         Value
-----------------------------------------------------------------
Aerospace / Defense                          3.57%     $ 651,029
Apparel                                      1.69%       308,247
Biotechnology                                1.82%       331,797
Chemicals                                    1.49%       271,572
Commercial Services                          1.67%       303,992
Computers                                    3.42%       623,650
Corporate Bonds                              6.99%     1,274,594
Electric                                     3.04%       553,922
Financial Services                           2.85%       519,390
Food                                         6.01%     1,096,090
Hand / Machine Tools                         2.08%       379,152
Healthcare - Products                        1.84%       335,800
Healthcare - Services                        5.11%       932,180
Home Builders                                1.92%       350,880
Media                                        3.14%       573,534
Miscellaneous Manufacturing                  3.20%       583,432
Money Market Funds                           6.90%     1,258,832
Pharmaceuticals                              3.72%       679,191
Private Investment Company                   4.50%       821,463
Real Estate Investment Trust                 8.88%     1,620,650
Retail                                      11.00%     2,006,849
Semiconductors                               1.95%       356,860
Software                                     1.59%       290,040
Telecommunications                           6.67%     1,217,685
Transportation                               1.70%       310,035
U.S. Treasury Notes                          2.92%       532,135
-----------------------------------------------------------------
Total                                       99.67%  $ 18,183,001
















See Notes to Financial Statements

THE HILLMAN AGGRESSIVE EQUITY FUND

Schedule of Investments
(Unaudited)

As of March 31, 2005

---------------------------------------------------------------------------------------------------------------------------------
                                                  Market Value                                                      Market Value
                                          Shares    (Note 1)                                             Shares     (Note 1)
---------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCK - 95.84%                                             Telecommunications - 19.04%
                                                                  *  Corning Inc.                          83,100   $   924,903
Aerospace / Defense - 9.65%                                          Motorola, Inc.                        64,900       971,553
     Goodrich Corporation                 25,300  $    968,737       SBC Communications Inc.               43,700     1,035,253
     The Boeing Corporation               17,400     1,017,204       Verizon Communications Inc.           27,800       986,900
                                                  ------------                                                      -----------
                                                                                                                      3,918,609
                                                     1,985,941                                                      -----------
                                                  ------------    Transportation - 4.20%
Commercial Services - 4.25%                                          FedEx Corp.                            9,200       864,340
     Cendant Corp.                        42,600       875,004                                                      -----------
                                                  ------------
                                                                  Total Common Stock (Cost $16,513,194)              19,722,983
Computers - 9.94%                                                                                                   -----------
*    EMC Corp.                            77,600       956,032
     Hewlett-Packard Company              49,700     1,090,418    PRIVATE INVESTMENT COMPANY - 3.21%
                                                  ------------    (B)  Pamlico Enhanced Cash Trust        660,713       660,713
                                                     2,046,450       (Cost $660,713)                                -----------
                                                  ------------
Electric - 4.29%
     American Electric Power                                      Total Investments (Cost $17,173,907) - 99.05%    $ 20,383,696
        Company Inc.                      25,900       882,154    Other Assets Less Liabilities - 0.95%                 195,648
                                                  ------------                                                     ------------

Food - 4.57%                                                      Net Assets - 100.00%                             $ 20,579,344
     Whole Foods Market Inc.               9,200       939,596                                                     ============
                                                  ------------
                                                                  * Non-income producing investment.
Healthcare - Services - 11.14%
     Aetna Inc.                           17,200     1,289,140    (B) Restricted  security - A restricted  security  cannot be
*    Laboratory Corp. of                                          resold to the  general  public  without  prior  registration
        America Holdings                  20,800     1,002,560    under the Securities Act of 1933.  Restricted securities are
                                                  ------------    valued according to the guidelines and procedures adopted by
                                                     2,291,700    the Board of  Trustees.  The Fund  currently  holds  660,713
                                                  ------------    shares of Pamlico Enhanced Cash Trust at a cost of $660,713.
Home Builders - 5.11%                                             The sale of this investment has been restricted and has been
     D.R. Horton, Inc.                    36,000     1,052,640    valued in  accordance  with the  guidelines  adopted  by the
                                                  ------------    Board of Trustees.  The total fair value of this security at
                                                                  March 31, 2005 is $660,713,  which  represents  3.21% of net
Miscellaneous Manufacturing - 4.98%                               assets.
     General Electric Company             28,400     1,024,104
                                                  ------------

Real Estate Investment Trust - 9.21%
     Equity Office Properties Trust       32,400       976,212
     Host Marriott Corporation            55,500       919,080
                                                  ------------
                                                     1,895,292
                                                  ------------
Retail - 4.38%
     Outback Steakhouse, Inc.             19,700       902,063
                                                  ------------

Semiconductors - 5.08%
     Texas Instruments Incorporated       41,000     1,045,090
                                                  ------------








                                                                                                                  (Continued)

THE HILLMAN AGGRESSIVE EQUITY FUND

Schedule of Investments
(Unaudited)

As of March 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------

Summary of Investments by Industry
                                           % of Net
Industry                                     Assets           Value
----------------------------------------------------------------------
Aerospace / Defense                          9.65%        $ 1,985,941
Commercial Services                          4.25%            875,004
Computers                                    9.94%          2,046,450
Electric                                     4.29%            882,154
Food                                         4.57%            939,596
Healthcare - Services                       11.14%          2,291,700
Home Builders                                5.11%          1,052,640
Miscellaneous Manufacturing                  4.98%          1,024,104
Private Investment Company                   3.21%            660,713
Real Estate Investment Trust                 9.21%          1,895,292
Retail                                       4.38%            902,063
Semiconductors                               5.08%          1,045,090
Telecommunications                          19.04%          3,918,609
Transportation                               4.20%            864,340
----------------------------------------------------------------------
Total                                       99.05%       $ 20,383,696




























See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Assets and Liabilities
(Unaudited)

                                                                                               Total Return      Aggressive Equity
As of March 31, 2005                                                                               Fund                 Fund
------------------------------------------------------------------------------------------------------------------------------------

Assets:
      Investments, at cost                                                                        $ 15,539,143        $ 17,173,907
      Investments, at value (note 1)                                                              $ 18,183,001        $ 20,383,696
      Cash                                                                                               4,618              12,180
      Receivables:
          Fund shares sold                                                                                   -             141,440
          Income                                                                                        55,291              39,237
      Prepaid expenses                                                                                  14,139              13,899

      Total Assets                                                                                  18,257,049          20,590,452

Liabilities:
      Accrued expenses                                                                                  13,646              11,108

      Total Liabilities                                                                                 13,646              11,108

Net Assets                                                                                        $ 18,243,403        $ 20,579,344

Net Assets Consist of:
      Capital (par value and paid in surplus)                                                       15,484,820          17,195,596
      Undistributed net investment income                                                               67,017              21,918
      Undistributed net realized gain on investments                                                    47,708             152,041
      Net unrealized appreciation in investments                                                     2,643,858           3,209,789

      Total Net Assets                                                                            $ 18,243,403        $ 20,579,344
      Shares Outstanding, no par value (unlimited authorized shares)                                 1,519,753           1,553,588
      Net Asset Value Offering Price and Redemption Price Per Share                                    $ 12.00             $ 13.25






















See Notes to Financial Statements.

Hillman Capital Management Funds

Statements of Operations
(Unaudited)

                                                                                               Total Return     Aggressive Equity
For the period ended March 31, 2005                                                                Fund               Fund
----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
     Interest                                                                                       $  52,380        $         -
     Dividends                                                                                        217,134            154,962
     Other income                                                                                          40                  -

     Total Income                                                                                     269,554            154,962

Expenses:
     Advisory fees (note 2)                                                                            87,938             84,220
     Administration fees (note 2)                                                                      10,992             10,528
     Transfer agent fees (note 2)                                                                       9,000                  -
     Fund accounting fees (note 2)                                                                     14,379             14,342
     Compliance services fees (note 2)                                                                  2,293              2,293
     Custody fees (note 2)                                                                              2,781              3,235
     Distribution and service fees (note 3)                                                            21,985             21,055
     Other accounting fees (note 2)                                                                     1,008              1,472
     Legal fees                                                                                         6,234              6,234
     Audit and tax preparation fees                                                                     6,981              6,482
     Registration and filing expenses                                                                  12,466             12,466
     Shareholder servicing expenses                                                                       872                997
     Printing expenses                                                                                    298                748
     Trustees' fees and expenses                                                                        2,617              2,493
     Securities pricing fees                                                                            2,522                879
     Other operating expenses                                                                           1,995              1,995

     Total Expenses                                                                                   184,361            169,439

     Advisory fees waived (note 2)                                                                    (23,729)            (9,211)
     Administration fees waived (note 2)                                                               (4,843)           (10,528)
     Other accounting fees waived (note 2)                                                             (1,008)            (1,472)
     Fund accounting fees waived (note 2)                                                                (879)              (842)

     Net Expenses                                                                                     153,902            147,386

Net Investment Income                                                                                 115,652              7,576

Net Realized and Unrealized Gain on Investments:
     Net realized gain from investment transactions                                                    94,632            235,151
     Change in unrealized appreciation on investments                                                 786,185          1,515,232

Net Realized and Unrealized Gain on Investments                                                       880,817          1,750,383

Net Increase in Net Assets Resulting from Operations                                                $ 996,469        $ 1,757,959






See Notes to Financial Statements.

Hillman Capital Management Funds

Statements of Changes in Net Assets

                                                                                                      Total Return Fund
                                                                                                March 31,           September 30,
For the period and fiscal year ended                                                            2005 (a)                 2004
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
     Net investment income                                                                       $    115,652         $    163,709
     Net realized gain from investment transactions                                                    94,632              356,595
     Change in unrealized appreciation on investments                                                 786,185            1,152,025
Net Increase in Net Assets Resulting from Operations                                                  996,469            1,672,329
Distributions to Shareholders: (note 5)
     Net investment income                                                                           (103,073)            (110,069)
     Net realized gain from investment transactions                                                  (283,131)                   -
Decrease in Net assets Resulting from Distributions                                                  (386,204)            (110,069)
Capital Share Transactions: (note 6)
     Shares sold                                                                                    2,401,043            2,911,677
     Reinvested dividends and distributions                                                           385,846              110,069
     Shares repurchased                                                                              (507,331)            (984,519)
Increase from Capital Share Transactions                                                            2,279,558            2,037,227
Net Increase in Net Assets                                                                          2,889,823            3,599,487

Net Assets:
     Beginning of Period                                                                           15,353,580           11,754,093
     End of Period                                                                               $ 18,243,403         $ 15,353,580

Undistributed Net Investment Income                                                              $     67,017         $     54,438


                                                                                                     Aggressive Equity Fund
                                                                                                March 31,           September 30,
For the period and fiscal year ended                                                            2005 (a)                 2004
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
      Net investment income                                                                      $      7,576         $     32,214
      Net realized gain from investment transactions                                                  235,151               94,656
      Change in unrealized appreciation on investments                                              1,515,232            1,201,704
 Net Increase in Net Assets Resulting from Operations                                               1,757,959            1,328,574
Distributions to Shareholders: (note 5)
      Net investment income                                                                           (10,478)              (7,527)
 Decrease in Net Assets Resulting from Distributions                                                  (10,478)              (7,527)
Capital Share Transactions: (note 6)
      Shares sold                                                                                   8,004,418            6,700,855
      Reinvested dividends and distributions                                                           10,240                7,383
      Shares repurchased                                                                           (1,033,673)          (1,335,088)
 Increase from Capital Share Transactions                                                           6,980,985            5,373,150
 Net Increase in Net Assets                                                                         8,728,466            6,694,197

 Net Assets:
     Beginning of Period                                                                           11,850,878            5,156,681
     End of Period                                                                               $ 20,579,344         $ 11,850,878

 Undistributed Net Investment Income                                                             $     21,918         $     24,820

(a) Unaudited.

See Notes to Financial Statements

Hillman Capital Management Funds

Financial Highlights

                                                                                        Total Return Fund
For a share outstanding during the                         March 31,        September 30,
                                                                          -------------------------------------------------------
periods and fiscal years ended                              2005 (a)          2004          2003         2002          2001 (b)
---------------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Year                          $  11.56        $  10.25     $   8.51       $   8.77      $  10.00
 Income from Investment Operations:
      Net investment income                                      0.07            0.13         0.14           0.10          0.01
      Net realized and unrealized
          gains/(losses) on securities                           0.63            1.27         1.83          (0.25)        (1.24)
 Total from Investment Operations                                0.70            1.40         1.97          (0.15)        (1.23)
 Less Distributions:
      Dividends (from net investment income)                    (0.07)          (0.09)       (0.15)         (0.11)            -
      Distributions (from capital gains)                        (0.19)              -        (0.08)             -             -
 Total Distributions                                            (0.26)          (0.09)       (0.23)         (0.11)            -
 Net Asset Value, End of Period                              $  12.00        $  11.56     $  10.25       $   8.51      $   8.77
Total Return                                                     6.04%          13.63%       23.46%         (1.56)%      (12.50)%
Net Assets, End of Period (in thousands)                     $ 18,243        $ 15,354     $ 11,754       $  6,288      $  5,926
Average Net Assets for the Period (in thousands)             $ 17,636        $ 14,244     $  8,448       $  6,715      $  4,220
Ratio of Gross Expenses to Average Net Assets                    2.10% (c)       2.24%        2.61%          2.83%         4.22% (c)
Ratio of Net Expenses to Average Net Assets                      1.75% (c)       1.75%        1.83%          1.80%         2.78% (c)
Ratio of Net Investment
     Income to Average Net Assets                                1.32% (c)       1.15%        1.62%          1.11%         0.27% (c)
Portfolio Turnover Rate                                          6.25%          17.14%       19.71%         40.37%         6.03%


                                                                                       Aggressive Equity Fund
For a share outstanding during the                         March 31,           September 30,
                                                                          -------------------------------------------------------
periods and fiscal years ended                               2005 (a)           2004          2003         2002        2001 (b)
---------------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Year                          $  11.82        $   9.63     $   6.55       $   7.51      $  10.00
 Income from Investment Operations:
      Net investment income/(loss)                                  -            0.03         0.04          (0.04)        (0.12)
      Net realized and unrealized
          gains/(losses) on securities                           1.44            2.17         3.08          (0.92)        (2.37)
 Total from Investment Operations                                1.44            2.20         3.12          (0.96)        (2.49)
 Less Distributions:
      Dividends (from net investment income)                    (0.01)          (0.01)       (0.04)             -             -
 Total Distributions                                            (0.01)          (0.01)       (0.04)             -             -
 Net Asset Value, End of Period                              $  13.25        $  11.82     $   9.63       $   6.55      $   7.51
Total Return                                                    12.17%          22.82%       47.60%        (12.67)%      (25.00)%
Net Assets, End of Period (in thousands)                     $ 20,579        $ 11,851     $  5,157       $  2,977      $  2,864
Average Net Assets for the Period (in thousands)             $ 16,890        $  8,329     $  3,879       $  3,628      $  2,351
Ratio of Gross Expenses to Average Net Assets                    2.01% (c)       2.58%        3.93%          4.06%         6.32% (c)
Ratio of Net Expenses to Average Net Assets                      1.75% (c)       1.75%        2.10%          2.12%         3.90% (c)
Ratio of Net Investment
     Income/(Loss) to Average Net Assets                         0.09% (c)       0.39%        0.53%         (0.46)%       (2.53)%(c)
Portfolio Turnover Rate                                         11.33%          37.80%       41.37%         67.29%        52.56%

(a) Unaudited.
(b) From the period from  December 29, 2000 (Date of Initial Public Investment) to September 30, 2001.
(c) Annualized.


See Notes to Financial Statements.

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

-------------------------------------------------------------------------------

1.   Organization    and   Significant    Investment Transactions and Investment
     Accounting Policies                  Income
                                          Investment  transactions are accounted
The Hillman Total Return Fund and The for as of the date purchased or sold Hillman Aggressive Equity Fund (trade date). Dividend income is (collectively the "Funds" and recorded on the ex-dividend date. individually a "Fund") are series Certain dividends from foreign funds. The Funds are part of the securities will be recorded as soon as Hillman Capital Management Investment the Trust is informed of the dividend
Trust (the "Trust"), which was if such information is obtained organized as a Delaware Business Trust subsequent to the ex-dividend date. and is registered under the Investment Interest income is recorded on the
Company Act of 1940,  (the "Act"),  as    accrual     basis     and     includes
amended,  as an open-ended  management    amortization    of    discounts    and
investment company.                       premiums.   Gains   and   losses   are
                                          determined  on  the  identified   cost
The Hillman  Total Return Fund ("Total    basis,  which is the same  basis  used
Return Fund") commenced  operations on    for federal income tax purposes.
December 29, 2000 and began operations
on  January 2,  2001.  The  investment    Expenses
objective of the Fund is to seek total The Funds bears expense incurred return through a combination of specifically on its behalf as well as capital appreciation and current a portion of general expenses, which
income.                                   are  allocated  according  to  methods
                                          approved annually by the Trustees.
The  Hillman  Aggressive  Equity  Fund
("Aggressive  Equity Fund")  commenced    Dividend Distributions
operations on December 29, 2000 and The Funds may declare and distribute began operations on January 2, 2001. dividends from net investment income The investment objective of the Fund (if any) at the end of each calendar
is   to   seek    long-term    capital    quarter.  Distributions  from  capital
appreciation.                             gains (if any) are generally  declared
                                          and distributed annually.
The following accounting policies have
been  consistently   followed  by  the    Estimates
Funds and are in conformity with The preparation of financial accounting principles generally statements in conformity with accepted in the United States of accounting principles generally America in the investment company accepted in the United States of
industry.                                 America  requires  management  to make
                                          estimates and assumptions  that affect
Investment Valuation                      the  amount  of  assets,  liabilities,
The Funds' investments in securities expenses and revenues reported in the are carried at value. Securities financial statements. Actual results
listed on an  exchange  or quoted on a    could differ from those estimates.
national  market  system are valued at
the last  sales  price as of 4:00 p.m.    Federal Income Taxes
Eastern Time. Other securities traded No provision for income taxes is in the over-the-counter market and included in the accompanying financial listed securities for which no sale statements, as the Funds intend to was reported on that date are valued distribute to shareholders all taxable at the most recent bid price. investment income and realized gains Securities and assets for which and otherwise comply with Subchapter M representative market quotations are of the Internal Revenue Code
not readily  available  (e.g.,  if the    applicable  to  regulated   investment
exchange   on  which   the   portfolio    companies.
security is principally  traded closes
early or if trading of the  particular    Indemnifications
portfolio security is halted during Under the Funds' organizational the day and does not resume prior to documents, its officers and Trustees the Funds' net asset value are indemnified against certain calculation) or which cannot be liabilities arising out of the
accurately  valued  using  the  Funds'    performance  of  their  duties  to the
normal pricing procedures are valued Funds. In addition, in the normal at fair value as determined in good course of business, the Funds entered faith under policies approved by the into contracts with their vendors and Trustees. A portfolio security's "fair others that provide for general value" price may differ from the price indemnifications. The Funds' maximum next available for that portfolio exposure under these arrangements is security using the Funds' normal unknown, as this would involve future pricing procedures. Instruments with claims that may be made against the
maturities  of 60  days  or  less  are    Funds.  The Funds  expect that risk of
valued  at   amortized   cost,   which    loss to be remote.
approximates market value.

                                                                     (Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

--------------------------------------------------------------------------------

Proxy   Voting   Policies  and  Voting    financial   capability,    and   other
Record (Unaudited)                        information.
A copy of the Trust's Proxy Voting and
Disclosure Policy and the Advisor's In deciding on whether to approve the Proxy Voting and Disclosure Policy are continuation of the Investment included as Appendix B to the Fund's Advisory Agreement, the Trustees
Statement of Additional Information considered numerous factors, and is available, without charge, upon including: (i) the nature, extent, and request, by calling 1-800-773-3863. quality of the services provided by After June 30, 2004, information the Advisor; (ii) the Advisor's regarding how the Fund voted proxies personnel and methods of operating;
relating to portfolio securities (iii) the financial condition of the during the most recent 12-month period Advisor and the level of commitment by ended June 30 will be available (1) the principals of the Advisor; (iv) without charge, upon request, by the Advisor's investment strategy for calling the Fund at the number above the Funds; (v) the short and long term and (2) on the SEC's website at investment performance of the Funds
http://www.sec.gov.                       and  Advisor;  (vi)  the  costs of the
                                          services to be provided and profits to
Quarterly Portfolio Holdings              be  realized  by the  Advisor  and its
(Unaudited)                               affiliates from the relationship  with
The Fund files its complete schedule the Funds; (vii) overall expenses of of portfolio holdings with the SEC for the Funds, including certain fee the first and third quarters of each waivers by the Advisor and other fiscal year on Form N-Q. The Fund's service providers on behalf of the Forms N-Q are available on the SEC's Funds; (viii) the extent to which
website at http://www.sec.gov. You may    economies  of scale  would be realized
review  and make  copies  at the SEC's    as the Funds  grow;  and (ix)  whether
Public Reference Room in Washington, advisory fee levels reflect these D.C. You may also obtain copies after economies of scale for the benefits of
paying a  duplicating  fee by  writing    the Funds' investors.
the SEC's  Public  Reference  Section,
Washington,   D.C.  20549-0102  or  by    The Board  indicated  that  based upon
electronic          request         to    its evaluation of the  information and
publicinfo@sec.gov,  or  is  available    materials  provided  to the  Board and
without  charge,   upon  request,   by    the above factors, the Board concluded
calling the Fund at 1-800-773-3863. for each Fund: (i) that the terms of Information on the operation of the the Investment Advisory Agreement were Public Reference Room may be obtained reasonable and fair; (ii) that the
by calling the SEC at 202-942-8090.       fees  paid to the  Advisor  under  the
                                          Investment  Advisory Agreement and the
                                          Fund's  expense  ratio as  compared to
2.   Agreements                           similar  funds  were   reasonable  and
                                          fair;  (iii) that they were  satisfied
Advisor                                   with    the    Advisor's     services,
The Funds pays a monthly  advisory fee    personnel,  and  investment  strategy;
to Hillman Capital Management, Inc. and (iv) that it was in the best (the "Advisor") based upon the average interest of the Trust, the Fund, and daily net assets of the Fund and the shareholders of the Fund to
calculated  at  the  annual  rates  as    continue  the  relationship  with  the
shown in the schedule  provided below.    Advisor.
The Advisor has  voluntarily  waived a
portion  of its  fee  for  the  period    Administrator
ended March 31, 2005, included in the Each Fund pays a monthly table below. There can be no assurance administration fee to The Nottingham that the foregoing voluntary waiver Company ("the Administrator) based
will continue.                            upon the  average  daily net assets of
                                          the Fund and  calculated at the annual
--------------------------------------    rates  as   shown  in  the   following
Fund            Advisor Fees              schedule which is subject to a minimum
               --------------  Advisor    of $2,000  per  month  per  fund.  The
               Average           Fees     Administrator  also  receives a fee to
             Net Assets  Rate   Waived    procure and pay the  custodian for the
--------------------------------------    fund, additional compensation for fund
Total Return                              accounting and recordkeeping services,
Fund        On all assets 1.00% $23,729   and   additional    compensation   for
Aggressive  On all assets 1.00%  $9,211   certain costs  involved with the daily
Equity Fund                               valuation   of   securities   and   as
----------------------------------------  reimbursement     for    out-of-pocket
                                          expenses   (which  are  immaterial  in
On  December  14,   2004,   the  Board    amount).   A  breakdown  of  these  is
reviewed information necessary to provided in the following schedule. approve the continuation of the The Administrator has voluntarily
Investment Advisory Agreement. The waived a portion of its fee for the Advisor reviewed with the Board the period ended March 31, 2005. There can Advisor's Form ADV, its experience, be no assurance that the foregoing its profitability with respect to the voluntary waiver will continue in the
Fund,  its  financial  strength,   its    future.

                                                                   (Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                             Fund
                 Administration Fees (1)             Custody Fees          Accounting      Blue Sky
                 -----------------------            ------------
                 Average         Annual         Average          Annual    Fees (2)      Administration
                Net Assets         Rate        Net Assets        Rate      (monthly)      Fees (annual)
-------------------------------------------------------------------------------------------------------
All Funds   First $50 million    0.125%    First $100 million    0.02%      $2,250       $150 per state
             Next $50 million    0.100%    Over $100 million     0.009%
            Over $100 million    0.075%
-------------------------------------------------------------------------------------------------------

(1) The Administrator waived administration fees for the Total Return Fund and the Aggressive Equity Fund in the amount of $4,843 and $10,528, respectively, as well as $1,008 of related minimum fees for the Total Return Fund and $1,472 for the Aggressive Equity Fund for the period ended March 31, 2005.

(2) The Administrator waived fund accounting fees for the Total Return Fund and the Aggressive Equity Fund in the amount of $879 and $842, respectively, for the period ended March 31, 2005.

Compliance Services
The Nottingham Compliance Services, the Plan for the period ended March LLC, a fully owned affiliate of The 31, 2005. The Aggressive Equity Fund
Nottingham Company, provides services incurred $21,055 in distribution and which assists the Trust's Chief service fees under the Plan for the
Compliance  Officer in monitoring  and    period ended March 31, 2005.
testing the policies and procedures of
the   Trust   in   conjunction    with
requirements  under  Rule 38a-1 of the    4.   Purchases and Sales of Investment
Securities and Exchange Commission. It         Securities
receives compensation for this service
at an annual rate of $7,750.              For the period  ended March 31,  2005,
                                          the  aggregate  cost of purchases  and
Transfer Agent                            proceeds   from  sales  of  investment
North Carolina  Shareholder  Services,    securities    (excluding    short-term
LLC   ("Transfer   Agent")  serves  as    securities) were as follows:
transfer,    dividend   paying,    and
shareholder  servicing  agent  for the    --------------------------------------
Funds.  It receives  compensation  for                             Proceeds from
its   services   based  upon  $15  per                Purchases of   Sales of
shareholder  per  year,  subject  to a    Fund         Securities    Securities
minimum fee of $1,500 per month.          --------------------------------------
                                          Total Return
Certain  Trustees  and officers of the    Fund          $2,208,559    $952,579
Trust   are  also   officers   of  the    Aggressive
Advisor,   the   Distributor   or  the    Equity Fund   $8,006,872   $1,837,892
Administrator.                            --------------------------------------

                                          There  were no  purchases  or sales of
3.   Distribution and Service Fees        long-term U.S. Government  Obligations
                                          for  either  Fund  during  the  period
The Trustees,  including a majority of    ended March 31, 2005.
the Trustees  who are not  "interested
persons"  of the Trust as  defined  in
the Act,  adopted a distribution  plan    5.   Federal Income Tax
with respect to all shares pursuant to
Rule  12b-1 of the Act  (the  "Plan").    The tax components of capital shown in
Rule  12b-1  regulates  the  manner in    the   table   below   represent:   (1)
which a regulated investment company distribution requirements the Funds may assume costs of distributing and must satisfy under the income tax promoting the sales of its shares and regulations, (2) losses or deductions servicing of its shareholder accounts. the Funds may be able to offset against  income and gains  realized in
The Plan provides that the Funds may future years, and (3) unrealized incur certain costs, which may not appreciation or depreciation of
exceed  0.25%,  for each year  elapsed    investments  for  federal  income  tax
subsequent  to  adoption  of the Plan,    purposes as of September 30, 2004.
for  payment  to the  distributor  and
others for items  such as  advertising    Other  book  tax  differences  in  the
expenses,       selling      expenses,    current  year  primarily   consist  of
commissions, travel or other expenses adjustments due to reclassifications reasonably intended to result in sales of income received from investments in
of  shares  of the  Funds  or  support    real estate investment trusts.
servicing of shareholder accounts. The
Total Return Fund incurred  $21,985 in
distribution  and  service  fees under
                                                                    (Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Fund                         Undistributed                      Accumulated    Other Book to     Net Tax
                             Ordinary         Undistributed      Capital           Tax         Appreciation/
                             Income          Long-Term Gains      Losses       Differences    (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Total Return Fund (1)             $85,836          $202,942              $0         $27,297      $1,857,673
Aggressive Equity Fund (1)        $10,470                $0         $36,999         $36,495      $1,684,941
---------------------------------------------------------------------------------------------------------------------
(1)  Capital loss carry-forwards subject to annual limitations


Accumulated capital losses noted below distributions. The table below shows represent net capital loss the expiration dates of the carryovers carry-forwards, as of September 30, for the Total Return Fund and 2004, that may be available to offset Aggressive Equity Fund as of September
future  realized   capital  gains  and    30, 2004.
thereby  reduce  future  taxable gains

---------------------------------------------------------------------------------------------------------------------
Capital Loss Carry-forward Expiration Schedule
For the year ended September 30, 2004
---------------------------------------------------------------------------------------------------------------------
                            September 30,   September 30,   September 30,   September 30,    September 30,
Fund                              2006             2007            2008            2009             2010
---------------------------------------------------------------------------------------------------------------------
Total Return Fund (1)                 $0               $0              $0              $0               $0
Aggressive Equity Fund (1)            $0               $0              $0         $36,999               $0
---------------------------------------------------------------------------------------------------------------------
(1) Capital loss carry-forwards subject to annual limitations


The aggregate cost of investments and 2005 are noted below. The primary the composition of unrealized difference between book and tax appreciation and depreciation of appreciation or depreciation of investment securities for federal investments is wash sale loss
income  tax  purposes  as of March 31,    deferrals.

---------------------------------------------------------------------------------------------------------------------
Fund                                                    Aggregate Gross              Aggregate Gross Unrealized
                                Federal Tax Cost     Unrealized  Appreciation               Depreciation
---------------------------------------------------------------------------------------------------------------------
Total Return Fund                   $15,537,339                  $3,017,342                    ($371,680)
Aggressive Equity Fund              $17,181,161                  $3,301,526                     ($98,991)
---------------------------------------------------------------------------------------------------------------------


The    amount   of    dividends    and    sale    losses,    foreign    currency
distributions from net investment transactions, net investment losses income and net realized capital gains and capital loss carry-forwards. are determined in accordance with Permanent differences such as tax federal income tax regulations which returns of capital and net investment may differ from generally accepted losses, if any, would be reclassified
accounting      principles.      These    against capital.
differences   are  due  to   differing
treatments   for  items  such  as  net
short-term  gains,  deferral  of  wash

---------------------------------------------------------------------------------------------------------------------
For the year ended September 30, 2004                      Distributions from
                                               Ordinary        Long-Term        Tax Return of       Net Investment
Fund                                            Income         Capital Gains         Capital            Loss
---------------------------------------------------------------------------------------------------------------------
Total Return Fund                                    $7,527              $0                  $0                 $0
Aggressive Equity Fund                             $110,069              $0                  $0                 $0
---------------------------------------------------------------------------------------------------------------------







                                                                    (Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

6.   Capital Share Transactions

------------------------------------------- ------------------------------------------- --------------------------------------------
                                                        Total Return Fund                          Aggressive Equity Fund
For the periods and fiscal years ended        March 31,2005 (a)    September 30, 2004       March 31,2005 (a)   September 30, 2004
------------------------------------------- --------------------- --------------------- ---------------------- ---------------------
Transactions in Fund Shares
       Shares sold                                       201,938               258,446                630,211               584,052
       Reinvested distributions                           31,592                 9,644                    769                   624
       Shares repurchased                               (42,169)              (86,541)               (80,363)             (117,306)
Net Increase/(Decrease) in Capital Share
Transactions                                             191,361               181,549                550,617               467,370
Shares Outstanding, Beginning of Period                1,328,392             1,146,843              1,002,971               535,601
Shares Outstanding, End of Period                      1,519,753             1,328,392              1,553,588             1,002,971
------------------------------------------- --------------------- --------------------- ---------------------- ---------------------

(a) Unaudited.

7.   Changes in  Registrant's
     Certifying Accountant

     On December 14, 2005, Deloitte & satisfaction of Deloitte & Touche LLP, Touche LLP was removed as the would have caused it to make reference independent registered public to the subject matter of the accounting firm for the Trust. disagreements in connection with its Deloitte & Touche LLP was previously report. At no time preceding the
engaged as the independent  registered    removal  of  Deloitte & Touche LLP did
public  accounting  firm to audit  the    any  of  the  events   enumerated   in
Funds' financial statements.              paragraphs  (1)(v)(A)  through  (D) of
     Deloitte   &  Touche  LLP  issued    Item 304(a) of Regulation S-K occur.
reports   on  the   Funds'   financial         The Trust engaged  Briggs Bunting
statements as of September 30, 2004 & Dougherty, LLP as its new and 2003. Such reports did not contain independent registered public an adverse opinion or a disclaimer of accounting firm on December 14, 2005. opinion, nor were they qualified or At no time preceding the engagement of
modified  as  to  uncertainty,   audit    Briggs  Bunting &  Dougherty,  LLP did
scope, or accounting principles.          the  Funds  consult  Briggs  Bunting &
     The decision to remove Deloitte &    Dougherty,  LLP  regarding  either (i)
Touche LLP was approved by the Trust's the application of accounting Audit Committee and ratified by the principles to a specified transaction,
Board of Trustees.                        either  completed or proposed,  or the
     At no time  preceding the removal    type of audit  opinion  that  might be
of Deloitte & Touche LLP were there rendered on the Funds' financial any disagreements with Deloitte & statements, or (ii) any matter that Touche LLP on any matter of accounting was either the subject of a principles or practices, financial disagreement or a reportable event, as
statement   disclosure,   or  auditing    such terms are  defined in Item 304 of
scope     or     procedure,      which    Regulation S-K.
disagreements,  if not resolved to the

                   (This page was intentionally left blank.)

The Hillman Capital Management
Mutual Funds are a series of the
Hillman Capital Management Investment Trust








For Shareholder Service Inquiries:         For Investment Advisor Inquiries:

Documented:                                Documented:

NC Shareholder Services                    Hillman Capital Management, Inc.
116 South Franklin Street                  4733 Bethesda Avenue
Post Office Drawer 4365                    Suite 325
Rocky Mount, North Carolina 27802          Bethesda, Maryland 20814

Toll-Free Telephone:                       Toll-Free Telephone:

1-800-773-3863                             1-800-773-3863

World Wide Web @:                          World Wide Web @:

nottinghamco.com                           hillmancapital.com







                                        [Company logo here]
                                        HILLMAN
                                        capital management

Item 2. CODE OF ETHICS.
        --------------

     Not applicable.





Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.
        --------------------------------

     Not applicable.





Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
        --------------------------------------

     Not applicable.





Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
        -------------------------------------

     Not applicable.





Item 6. SCHEDULE OF INVESTMENTS.
        -----------------------

     A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
        -------------------------------

     Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
        ----------------------------------------------------------------

     Not applicable.





Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
        ---------------------------------

     Not applicable.





Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
         --------------------------------------------------

     None.





Item 11. CONTROLS AND PROCEDURES.
         -----------------------

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 12. EXHIBITS.
         --------

(a)(1)   Not applicable.


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust


By: (Signature and Title)        /s/ Mark A. Hillman
                                 ________________________
                                 Mark A. Hillman, Trustee, President and
                                 Principal Executive Officer

Date: May 26, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Mark A. Hillman
                                 _________________________
                                 Mark A. Hillman, Trustee, President and
                                 Principal Executive Officer

Date: May 26, 2005




By: (Signature and Title)        /s/ Fletcher D. Perkins
                                 _________________________
                                 Fletcher D. Perkins, Treasurer and
                                 Principal Financial Officer

Date: May 26, 2005